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[SUTHERLAND ASBILL & BRENNAN LLP]

MARY E. THORNTON
DIRECT LINE: 202.383.0698
Internet: mary.thornton@sablaw.com

                               December 8, 2006

VIA EDGAR TRANSMISSION
______________________

Robert S. Lamont, Jr., Esq.
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Pre-Effective Amendments No. 1 to the
    Registration Statements on Form N-6 for
    Metropolitan Life Separate Account UL (File No. 333-131664) and MetLife Investors USA Variable Life Account A (File No. 333-131665)
    ___________________________________________________________________

Dear Mr. Lamont:

On behalf of Metropolitan Life Insurance Company ("MetLife") and MetLife Investors USA Insurance Company ("MLI") (together, the "Companies"), enclosed for filing are the Pre-Effective Amendments No. 1 (the "Amendments") to the above captioned Registration Statements on Form N-6. In the Amendments, the Companies have made changes in response to your comments, have included financial statements and all required exhibits, have updated certain information, and have made other stylistic and formatting changes.

Also, we are providing responses to your comments of April 20, 2006. Each of your comments is set forth below followed by the Companies' responses.

The Companies and their principal underwriters are seeking acceleration of the effectiveness of these registration statements to December 13, 2006, or as soon thereafter as is reasonably practicable. (Copies of these acceleration requests are attached.) Any assistance you and the

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Robert S. Lamont, Jr., Esq.
December 8, 2006
________________
Page 2 of 9

Staff can provide to the Companies to assist them in meeting this request would be very much appreciated.

1.  General Comment

    COMMENT: Generally, when the value of or benefits under a contract are dependent on investments in securities, the contract itself is a security. Therefore, supplementally, please explain why it is appropriate to register only the variable portion of a life insurance contract and not the entire contract. In this connection please also explain why the contract associated with this filing together with the portion of the contract being registered, differs from other registered variable contracts that offer a fixed or general account option.

    RESPONSE: The Advantage Equity Options are optional benefits provided by policy rider, which can be elected by an owner of a specific fixed benefit insurance contract issued by either of the Companies. The fixed benefit insurance contract is a separate stand-alone traditional insurance contract and no part of its cash value or death benefit varies in any way based on investments in securities. The Advantage Equity Options riders, if elected, are not part of the underlying fixed benefit insurance contract and the cash values and death benefits associated with the riders are completely separate from the cash value and the death benefit provided under the base contract.

              Under these circumstances, we feel it is appropriate that only the riders be registered, and not the underlying fixed benefit insurance contract. As noted above, the underlying fixed benefit insurance contract is not a security and should not be registered as such. Although this structure may be unique, we believe it is functionally equivalent to the general or fixed account options available under many variable insurance products. Although the variable contact itself is registered, the general or fixed account option that provides fixed benefits is not registered.

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Robert S. Lamont, Jr., Esq.
December 8, 2006
________________
Page 3 of 9

2.  Cover Page

    COMMENT: The statements that the prospectus is not the policy and that the actual policy and any endorsements are the controlling documents implies that the prospectus may be incomplete or inaccurate. Also, those statements could mislead policy owners with respect to their rights under the Federal Securities Laws. Accordingly, the disclosure must be revised or deleted.

    RESPONSE: The statements in question, or some variation thereof, are standard in most variable contract prospectuses.
              They are included in the prospectus to put contract owners on notice that the contract is first and foremost an insurance contract under state law, and that the contract owner's rights and benefits are defined in that contract. They are also intended to alert contract owners to the fact that there are state variations among contracts and that contract owners must therefore consult their own contract for the terms that apply in their state.

              We do not believe that such disclosure should be deleted and do not think that it implies that the prospectus is incomplete. Nonetheless, we have revised the language of the MLI version of the prospectus as follows:

                 This prospectus provides you with important information about the Advantage Equity Options. However, we will also issue you a Policy, which is a separate document from the prospectus. There may be differences between the description of the Policy (including the Advantage Equity Options) contained in this prospectus and the Policy issued to you due to differences in state law. Please consult your Policy (and the Advantage Equity Options rider attached to your Policy) for the provisions that apply in your state.

              In view of the fact that MetLife will only offer the Advantage Equity Options in the state of New York, we have revised the language of the MetLife version of the prospectus to read as follows:

                 This prospectus provides you with important information about the Advantage Equity Options.
                 However, we will also issue you a Policy, which is a separate document from the prospectus. The prospectus describes the Policy's important provisions.

3.  Summary of Benefits and Risks (Page 3)

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Robert S. Lamont, Jr., Esq.
December 8, 2006
________________
Page 4 of 9


    COMMENT:  Please define Loan Collateral Account.

    RESPONSE: We have modified the description of loans as follows:

                 LOANS. You may borrow from the Policy, including the Advantage Equity Options. The maximum loan amount you may take is the Policy's loan value.
                 The loan value equals the Policy's cash surrender value at the end of the current Policy year, less anticipated loan interest and required premiums due for the remainder of the current Policy year. We will first secure any loan against the parts of your Policy other than the Advantage Equity Options. If we must secure a loan against the Advantage Equity Options, we will transfer the amount of cash value needed to secure the loan from the investment divisions and/or the Fixed Account to an account called the Loan Collateral Account, where we will hold the transferred cash value for as long as it is needed to secure the loan. We charge you a maximum annual interest rate of 6% on the amount you borrow. However, we credit you with an annual rate of interest of at least 4% on the amounts held in the Loan Collateral Account. Loans may have tax consequences.


4.  Transaction Fees (Page 6)

    COMMENT: According to the disclosure on page 8, premiums may be paid into the Advantage Equity Options and, according to the disclosure on page 35, the gross dealer concession amount is 4.75% of the Advantage Equity Enricher premiums in all Policy years. However, the fee tables do not disclose distribution charges of any type. Please explain.

    RESPONSE: The gross dealer concession is a measure of the compensation that may be paid to a sales representative for the sale of the Advantage Equity Enricher. It is not a Policy charge and therefore should not be disclosed in the fee table. All charges imposed on the contract owner are disclosed in the fee table. There is no sales load imposed for either the Advantage Equity Enricher or Advantage Equity Additions. As shown in the fee table, however, there is an expense charge that applies to Advantage Equity Enricher (but not Advantage Equity Additions).

5.  Periodic Charges Other than Portfolio Operating Expenses (Page 6)

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Robert S. Lamont, Jr., Esq.
December 8, 2006
________________
Page 5 of 9

    COMMENT: Please explain why the representative policy owner under the Advantage Equity Additions and the Advantage Equity Enricher are different.

    RESPONSE: The representative insured information set forth in the table is taken directly from the representative insured information that appears in the current prospectus for the existing Equity Options. It reflects the characteristics of the insureds under the Equity Additions and Equity
              Enricher riders that MetLife has previously issued.

6.  The Fixed Account (Pages 7 and 12)

    COMMENT: The disclosure that the company can restrict allocations to the Fixed Account if the effective annual rate on those amounts would be 4% is confusing in light of the preceding disclosure that interest will be at an effective annual rate of at least 4%. Please clarify the disclosure.

    RESPONSE: We have revised the disclosure as follows:

                 We reserve the right to restrict allocations and transfers to the Fixed Account at any time in our sole discretion.

7.  Annual Portfolio Operating Expenses (Page 7; footnote *)

    COMMENT: Net total expenses may only be included in the fee table if the fee waivers and expense reimbursements are contractual and extend for a period of one year from the date of the prospectus. Voluntary waivers or those for less than one year may be included in a footnote. Therefore, a contractual arrangement that ends on December 31, 2006 can not be reflected in the fee table.

    RESPONSE: We have removed this footnote.

8.  Separate Account (page 8)

    COMMENT: Please explain to the staff the meaning of the phrase "the value of our commitments." In the text of the prospectus, please clarify that charges deducted include only those that have already been earned and not those due at a future date or those contingent on future events. In addition, please disclose the nature of "other excess amounts" that may be taken out of the separate account.

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Robert S. Lamont, Jr., Esq.
December 8, 2006
________________
Page 6 of 9

    RESPONSE: We have replaced the sentence containing the reference to "the value of our commitment" with the following:

                 Applicable law provides that the portion of the Separate Account assets equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities that arise out of any other business we conduct. Moreover, the charges that are deducted include only those that have already been earned and not those due a future date or those contingent upon future events.

              We have revised the sentence containing the phrase "the excess amount" as follows:

                 Excess assets may include, without limitation, amounts representing fees and charges incurred, but not yet deducted from the Separate Account. The market value of assets in the Separate Account will always equal or exceed the market value of assets attributable to Policy Owners.

9.  Voting Rights (page 11)

    COMMENT: Please disclose that the effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

    RESPONSE: We have added this disclosure.

10. The Base Policy and its Benefit Options (page 12)

    COMMENT: Please disclose and explain why someone would choose the Advantage Equity Additions option over the Advantage Equity Enricher option or vice versa?
              Although other aspects of the options differ, the descriptions of their benefits on page 12 are identical. Also, the examples on page 19 only illustrate how the Advantage Equity Additions benefit works. Please include similar disclosure for the Advantage Equity Enricher and state whether there is an extra fee for this option.

    RESPONSE: The Advantage Equity Options differ from one another in the manner in which each is purchased. Advantage Equity Additions can only be purchased by using dividends paid on the underlying fixed benefit policy. It cannot be purchased with premiums payments. For contract owners looking for a limited investment in the securities markets, Advantage

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Robert S. Lamont, Jr., Esq.
December 8, 2006
________________
Page 7 of 9

              Equity Additions would be appropriate. For a contract owner looking to invest more than the amount of the policy dividends, while still enjoying the guarantees provided by the underlying fixed benefit policy, the Advantage Equity Enricher would be appropriate.

              The example on page 19 applies equally to either
              Advantage Equity Option. To avoid any confusion, we have changed the example to refer generically to the "Advantage Equity Options" death benefit.

11. Net Single Premium (page 19)

    COMMENT: Please define "Net single Premium" on page 19 or provide a cross-reference to page 29 where the term in defined.

    RESPONSE: We have provided a cross reference.

12. Transfer Fee (Page 22)

    COMMENT:  Please disclose the $25 transfer fee in the fee table.

    RESPONSE: We have added this fee to the fee table.

13. Charges (page 28)

    COMMENT: Please explain to the staff why an extra charge is necessary for the Advantage Equity Enricher option and not the Advantage Equity Additions option?

    RESPONSE: We pay compensation to sales agents for premiums paid into the Advantage Equity Enricher. We do not pay any compensation with respect to Advantage Equity
              Additions.

14. Payment and Deferment (Page 34)

    COMMENT: Please clarify that payouts or transfers may be deferred if there is an emergency as determined by the Securities and Exchange Commission.

    RESPONSE: We have added this disclosure.

15. Illustrations

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Robert S. Lamont, Jr., Esq.
December 8, 2006
________________
Page 8 of 9

    COMMENT: Please update the average gross portfolio expenses to reflect 2005 expenses for the portfolios.

    RESPONSE: We have provided this information.

16. Powers of Attorney

    COMMENT: In accordance with Rule 483(b) under the Securities Act of 1933, as amended, exhibits for certain registration statements, please provide powers of attorney that relate to this filing, specifically.

    RESPONSE: We have provided powers of attorney that relate to this filing.

17. Financial statements, exhibits, and other information.

    COMMENT: Financial statements, exhibits, and other information not included in this registration statement should be filed by pre-effective amendment.

    RESPONSE: Financial statements, exhibits, and other information not included in the initial registration statements have been included in these Amendments.

18. Tandy Comment

    COMMENT: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

              Notwithstanding our comments, in the event the insurance company requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that

                  . should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

                  . the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the fling effective, does not

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Robert S. Lamont, Jr., Esq.
December 8, 2006
________________
Page 9 of 9

                     relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

                  . the insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

              In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing.

              We will consider a written request for acceleration of the effective date of the registration statement as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities.

    RESPONSE: The Companies have written a letter to the staff acknowledging the Tandy Comment (copies of the Companies' letters are enclosed).

                                   *   *   *

We hope you find these responses satisfactory. If you have any questions or further comments, please call the undersigned at 202.383.0698.

Sincerely,


/s/ Mary E. Thornton
-------------------------
Mary E. Thornton

cc:  John E. Connolly, Jr., Esq.